Pruco Life Insurance Company of New Jersey	Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company

of New Jersey

213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

May 4, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Pruco Life of New Jersey Variable Appreciable Account

(Registration No. 333-112809)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 5; and (ii) that the text of Post-Effective Amendment No. 5 was filed electronically on April 19, 2006 (Accession No. 0000741313-06-000018).

This letter replaces the previously filed Rule 497 letter, which was filed with a Contract identifier error, electronically on May 3, 2006 (Accession No. 0000741313-06-000034).

By:                                    /s/

Thomas C. Castano
Assistant General Counsel
Pruco Life Insurance Company of New Jersey

Via EDGAR